Prospectus Supplement — February 17, 2011
to the Prospectus, as supplemented, of each of the following funds:

Fund	Prospectus Dated
Disciplined Asset Allocation Portfolios — Aggressive	04/30/2010
Disciplined Asset Allocation Portfolios — Conservative	04/30/2010
Disciplined Asset Allocation Portfolios — Moderate	04/30/2010
Disciplined Asset Allocation Portfolios — Moderately Aggressive	04/30/2010
Disciplined Asset Allocation Portfolios — Moderately Conservative	04/30/2010
RiverSource Variable Portfolio — Balanced Fund	04/30/2010
RiverSource Variable Portfolio — Cash Management Fund	04/30/2010
RiverSource Variable Portfolio — Core Equity Fund	04/30/2010
RiverSource Variable Portfolio — Diversified Bond Fund	04/30/2010
RiverSource Variable Portfolio — Diversified Equity Income Fund	04/30/2010
RiverSource Variable Portfolio — Dynamic Equity Fund	04/30/2010
RiverSource Variable Portfolio — Global Bond Fund	04/30/2010
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	04/30/2010
RiverSource Variable Portfolio — High Yield Bond Fund	04/30/2010
RiverSource Variable Portfolio — Income Opportunities Fund	04/30/2010
RiverSource Variable Portfolio — Limited Duration Bond Fund	04/14/2010
RiverSource Variable Portfolio — Mid Cap Growth Fund	04/30/2010
RiverSource Variable Portfolio — Mid Cap Value Fund	04/30/2010
RiverSource Variable Portfolio — S&P 500 Index Fund	04/30/2010
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	04/30/2010
RiverSource Variable Portfolio — Strategic Income Fund	04/14/2010
Seligman Capital Portfolio	04/30/2010
Seligman Communications and Information Portfolio	04/30/2010
Seligman Global Technology Portfolio	04/30/2010
Seligman Large-Cap Value Portfolio	04/30/2010
Seligman Smaller-Cap Value Portfolio	04/30/2010
Seligman Variable Portfolio — Growth Fund	04/30/2010
Seligman Variable Portfolio — Larger-Cap Value Fund	04/30/2010
Seligman Variable Portfolio — Smaller-Cap Value Fund	04/30/2010
Threadneedle Variable Portfolio — Emerging Markets Fund	04/30/2010
Threadneedle Variable Portfolio — International Opportunity Fund	04/30/2010
Variable Portfolio — Aggressive Portfolio	04/14/2010
Variable Portfolio — AllianceBernstein International Value Fund	04/14/2010
Variable Portfolio — American Century Diversified Bond Fund	04/14/2010
Variable Portfolio — American Century Growth Fund	04/14/2010
Variable Portfolio — Columbia Wanger International Equities Fund	04/14/2010
Variable Portfolio — Columbia Wanger U.S. Equities Fund	04/14/2010
Variable Portfolio — Conservative Portfolio	04/14/2010
Variable Portfolio — Davis New York Venture Fund	04/30/2010
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	04/14/2010
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	04/30/2010
Variable Portfolio — Invesco International Growth Fund	04/14/2010
Variable Portfolio — J.P. Morgan Core Bond Fund	04/14/2010
Variable Portfolio — Jennison Mid Cap Growth Fund	04/14/2010
Variable Portfolio — Marsico Growth Fund	04/14/2010
Variable Portfolio — MFS Value Fund	04/14/2010
Variable Portfolio — Moderate Portfolio	04/14/2010
Variable Portfolio — Moderately Aggressive Portfolio	04/14/2010
Variable Portfolio — Moderately Conservative Portfolio	04/14/2010
Variable Portfolio — Mondrian International Small Cap Fund	04/14/2010
Variable Portfolio — Morgan Stanley Global Real Estate Fund	04/14/2010
Variable Portfolio — NFJ Dividend Value Fund	04/14/2010
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	04/14/2010
Variable Portfolio — Partners Small Cap Growth Fund	04/14/2010
Variable Portfolio — Partners Small Cap Value Fund	04/30/2010
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	04/14/2010
Variable Portfolio — Pyramis® International Equity Fund	04/14/2010
Variable Portfolio — Wells Fargo Short Duration Government Fund	04/14/2010

References to “Fund” throughout this supplement refer to the foregoing individual funds, singularly or collectively as the context requires.
SHAREHOLDER MEETINGS
At a Joint Special Meeting of Shareholders held on February 15, 2011, shareholders of the Funds listed in Table 1 below approved the corresponding proposals indicated by an “X” in the table. Not all proposals apply to all Funds (a shaded box indicates that the particular proposal does not apply to the particular Fund). Following Table 1 is a brief discussion of each of the Fund proposals that were approved by shareholders.
Table 1. Shareholder Meeting Approvals

2. Investment
Management
Services
Agreement
	1. Board Election	Proposal				3. Manager of	4. Reorganization
Fund	Proposal	2a	2b	2c	2d	Managers Proposal	Proposal
Disciplined Asset Allocation Portfolios — Aggressive	X						X
Disciplined Asset Allocation Portfolios — Conservative	X						X
Disciplined Asset Allocation Portfolios — Moderate	X						X
Disciplined Asset Allocation Portfolios — Moderately Aggressive	X						X
Disciplined Asset Allocation Portfolios — Moderately Conservative	X						X
RiverSource Variable Portfolio — Balanced Fund	X				X
RiverSource Variable Portfolio — Cash Management Fund	X	X
RiverSource Variable Portfolio — Core Equity Fund	X	X
RiverSource Variable Portfolio — Diversified Bond Fund	X		X
RiverSource Variable Portfolio — Diversified Equity Income Fund	X				X
RiverSource Variable Portfolio — Dynamic Equity Fund	X				X
RiverSource Variable Portfolio — Global Bond Fund	X	X
RiverSource Variable Portfolio — Global Inflation Protected Securities Fund	X	X
RiverSource Variable Portfolio — High Yield Bond Fund	X	X
RiverSource Variable Portfolio — Income Opportunities Fund	X	X
RiverSource Variable Portfolio — Limited Duration Bond Fund	X	X
RiverSource Variable Portfolio — Mid Cap Growth Fund	X				X
RiverSource Variable Portfolio — Mid Cap Value Fund	X				X
RiverSource Variable Portfolio — S&P 500 Index Fund	X	X
RiverSource Variable Portfolio — Short Duration U.S. Government Fund	X	X
RiverSource Variable Portfolio — Strategic Income Fund	X						X
Seligman Capital Portfolio	X						X
Seligman Communications and Information Portfolio	X						X
Seligman Global Technology Portfolio	X	X				X
Seligman Large-Cap Value Portfolio	X						X
Seligman Smaller-Cap Value Portfolio	X						X
Seligman Variable Portfolio — Growth Fund	X				X
Seligman Variable Portfolio — Larger-Cap Value Fund	X				X
Seligman Variable Portfolio — Smaller-Cap Value Fund	X				X
Threadneedle Variable Portfolio — Emerging Markets Fund	X			X
Threadneedle Variable Portfolio — International Opportunity Fund	X			X
Variable Portfolio — Aggressive Portfolio	X	X
Variable Portfolio — AllianceBernstein International Value Fund	X	X
Variable Portfolio — American Century Diversified Bond Fund	X	X
Variable Portfolio — American Century Growth Fund	X	X
Variable Portfolio — Columbia Wanger International Equities Fund	X	X
Variable Portfolio — Columbia Wanger U.S. Equities Fund	X	X
Variable Portfolio — Conservative Portfolio	X	X
Variable Portfolio — Davis New York Venture Fund	X			X
Variable Portfolio — Eaton Vance Floating-Rate Income Fund	X	X
Variable Portfolio — Goldman Sachs Mid Cap Value Fund	X			X
Variable Portfolio — Invesco International Growth Fund	X	X

2. Investment
Management
Services
Agreement
	1. Board Election	Proposal				3. Manager of	4. Reorganization
Fund	Proposal	2a	2b	2c	2d	Managers Proposal	Proposal
Variable Portfolio — J.P. Morgan Core Bond Fund	X	X
Variable Portfolio — Jennison Mid Cap Growth Fund	X	X
Variable Portfolio — Marsico Growth Fund	X	X
Variable Portfolio — MFS Value Fund	X	X
Variable Portfolio — Moderate Portfolio	X	X
Variable Portfolio — Moderately Aggressive Portfolio	X	X
Variable Portfolio — Moderately Conservative Portfolio	X	X
Variable Portfolio — Mondrian International Small Cap Fund	X	X
Variable Portfolio — Morgan Stanley Global Real Estate Fund	X	X
Variable Portfolio — NFJ Dividend Value Fund	X	X
Variable Portfolio — Nuveen Winslow Large Cap Growth Fund	X	X
Variable Portfolio — Partners Small Cap Growth Fund	X	X
Variable Portfolio — Partners Small Cap Value Fund	X			X
Variable Portfolio — PIMCO Mortgage-Backed Securities Fund	X	X
Variable Portfolio — Pyramis® International Equity Fund	X	X
Variable Portfolio — Wells Fargo Short Duration Government Fund	X	X
1. Board Election Proposal. Shareholders of the Funds indicated in Table 1 voted to elect all directors/trustees nominated for election (“Board members”). It is expected that, effective June 1, 2011, the Funds will have a Board comprised of 16 members.
2. Investment Management Services Agreement (“IMS Agreement”) Proposal. Shareholders of the Funds indicated in Table 1 approved a new IMS Agreement between either (i) RiverSource Variable Series Trust or (ii) Seligman Portfolios, Inc. (each, a “Company”), on behalf of the Fund, and Columbia Management Investment Advisers, LLC (“Columbia Management”). The IMS Agreements are designed to achieve consistent investment management service and fee structures across all funds managed by Columbia Management and distributed by Columbia Management Investment Distributors, Inc. (the “Columbia Family of Funds”). Specifically, as further described below, the IMS Agreement approval affects different Funds in different ways:
2a. Terms and Conditions. For the Funds indicated in Column 2a of Table 1, the approved IMS Agreement includes changes to the terms and conditions of the Fund’s IMS Agreement, but neither increases the investment advisory fee rates nor eliminates a performance incentive adjustment (“PIA”) because a PIA does not currently exist for such Funds (“Non-Fee Changes”).
2b. Terms and Conditions / Change in Fee Schedule. For the Fund indicated in Column 2b of Table 1 (RiverSource Variable Portfolio — Diversified Bond Fund), the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) an increase to the investment advisory fee rates payable to Columbia Management at certain asset levels. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for the Fund.
2c. Terms and Conditions / Removal of PIA. For the Funds indicated in Column 2c of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes and (ii) the elimination of the PIA.
2d. Terms and Conditions / Change in Fee Schedule / Removal of PIA. For the Funds indicated in Column 2d of Table 1, the approved IMS Agreement includes (i) the Non-Fee Changes, (ii) an increase to the investment advisory fee rates payable to Columbia Management at all or most asset levels and (iii) the elimination of the PIA. Table 2 below outlines the current IMS fee schedule, the new approved IMS fee schedule and the anticipated date on which the new IMS fee schedule will be implemented for these Funds.

Table 2. IMS Fee Schedules

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about

RiverSource Variable	First $1.0	0.530%	First $0.5	0.660%	April 30, 2011
Portfolio — Balanced Fund	Next $1.0	0.505%	Next $0.5	0.615%
	Next $1.0	0.480%	Next $0.5	0.570%
	Next $3.0	0.455%	Next $1.5	0.520%
	Next $1.5	0.430%	Next $3.0	0.510%
	Next $2.5	0.410%	Over $6.0	0.490%
	Next $5.0	0.390%
	Next $9.0	0.370%
	Over $24.0	0.350%
RiverSource Variable	First $1.0	0.480%	First $1.0	0.430%	April 30, 2011
Portfolio — Diversified Bond	Next $1.0	0.455%	Next $1.0	0.420%
Fund	Next $1.0	0.430%	Next $4.0	0.400%
	Next $3.0	0.405%	Next $1.5	0.380%
	Next $1.5	0.380%	Next $1.5	0.365%
	Next $1.5	0.365%	Next $3.0	0.360%
	Next $1.0	0.360%	Next $8.0	0.350%
	Next $5.0	0.350%	Next $4.0	0.340%
	Next $5.0	0.340%	Next $26.0	0.320%
	Next $4.0	0.330%	Over $50.0	0.300%
	Next $26.0	0.310%
	Over $50.0	0.290%
RiverSource Variable	First $1.0	0.600%	First $0.5	0.660%	April 30, 2011
Portfolio — Diversified	Next $1.0	0.575%	Next $0.5	0.615%
Equity Income Fund	Next $1.0	0.550%	Next $0.5	0.570%
	Next $3.0	0.525%	Next $1.5	0.520%
	Next $1.5	0.500%	Next $3.0	0.510%
	Next $2.5	0.485%	Over $6.0	0.490%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
RiverSource Variable	First $1.0	0.600%	First $0.5	0.710%	RiverSource Variable
Portfolio — Dynamic Equity	Next $1.0	0.575%	Next $0.5	0.660%	Portfolio - Dynamic
Fund	Next $1.0	0.550%	Next $2.0	0.565%	Equity Fund:
	Next $3.0	0.525%	Next $3.0	0.560%	April 30, 2011
Seligman Variable Portfolio	Next $1.5	0.500%	Over $6.0	0.540%
- Larger-Cap Value Fund	Next $2.5	0.485%			Seligman Variable
	Next $5.0	0.470%			Portfolio - Larger-Cap
	Next $5.0	0.450%			Value Fund:
	Next $4.0	0.425%			March 1, 2011
	Next $26.0	0.400%
	Over $50.0	0.375%

	Current IMS Fee Schedule		New IMS Fee Schedule		New IMS Fee Schedule
	Net Assets	Annual rate at	Net Assets	Annual rate at	to be implemented on
Fund	(billions)	each asset level	(billions)	each asset level	or about

RiverSource Variable	First $1.0	0.700%	First $0.5	0.760%	RiverSource Variable
Portfolio — Mid Cap Growth	Next $1.0	0.675%	Next $0.5	0.715%	Portfolio - Mid Cap
Fund	Next $1.0	0.650%	Next $0.5	0.670%	Growth Fund:
	Next $3.0	0.625%	Over $1.5	0.620%	April 1, 2011
RiverSource Variable	Next $1.5	0.600%
Portfolio — Mid Cap Value	Next $2.5	0.575%			RiverSource Variable
Fund	Next $5.0	0.550%			Portfolio - Mid Cap
	Next $9.0	0.525%			Value Fund:
	Next $26.0	0.500%			April 30, 2011
	Over $50.0	0.475%
Seligman Variable Portfolio	First $1.0	0.600%	First $0.5	0.710%	April 30, 2011
- Growth Fund	Next $1.0	0.575%	Next $0.5	0.665%
	Next $1.0	0.550%	Next $0.5	0.620%
	Next $3.0	0.525%	Next $1.5	0.570%
	Next $1.5	0.500%	Next $3.0	0.560%
	Next $2.5	0.485%	Over $6.0	0.540%
	Next $5.0	0.470%
	Next $5.0	0.450%
	Next $4.0	0.425%
	Next $26.0	0.400%
	Over $50.0	0.375%
Seligman Variable Portfolio	First $0.25	0.790%	First $0.5	0.790%	March 1, 2011
- Smaller-Cap Value Fund	Next $0.25	0.765%	Next $0.5	0.745%
	Next $0.25	0.740%	Over $1.0	0.700%
	Next $0.25	0.715%
	Next $1.0	0.690%
	Over $2.0	0.665%
3. Manager of Managers Proposal. Shareholders of the Fund indicated in Table 1 (Seligman Global Technology Portfolio) approved a policy authorizing Columbia Management, the Fund’s investment manager, to enter into and materially amend subadvisory agreements in the future, with the approval of the Board, but without obtaining approval from shareholders of such Fund. If there is a hiring of a subadviser in the future for the Fund, within 90 days of such hiring, the Fund will provide shareholders with an information statement that contains substantially the same information about the subadviser, the subadvisory agreement and the subadvisory fee that would otherwise have been required to be sent to shareholders in a proxy statement.
4. Reorganization Proposal. Shareholders of the Funds indicated in Table 1 (each, a “Selling Fund”) approved an Agreement and Plan of Reorganization, which provides for the reorganization of the Selling Fund into another fund in the Columbia Family of Funds (each, a “Buying Fund”). Table 3 below identifies each Selling Fund, its corresponding Buying Fund and the anticipated date on which each reorganization is expected to occur.
Table 3. Reorganizations

Reorganization
to occur on or
Selling Fund	Buying Fund	about
Disciplined Asset Allocation Portfolios — Aggressive	Variable Portfolio — Aggressive Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Conservative	Variable Portfolio — Conservative Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Moderate	Variable Portfolio — Moderate Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Moderately Aggressive	Variable Portfolio — Moderately Aggressive Portfolio	April 29, 2011
Disciplined Asset Allocation Portfolios — Moderately Conservative	Variable Portfolio — Moderately Conservative Portfolio	April 29, 2011
RiverSource Variable Portfolio — Strategic Income Fund	Columbia Strategic Income Fund, Variable Series	April 29, 2011
Seligman Capital Portfolio	Columbia Mid Cap Growth Fund, Variable Series	April 29, 2011
Seligman Communications and Information Portfolio	Seligman Global Technology Portfolio	March 11, 2011
Seligman Large-Cap Value Portfolio	Seligman Variable Portfolio — Larger-Cap Value Fund	March 11, 2011
Seligman Smaller-Cap Value Portfolio	Seligman Variable Portfolio — Smaller-Cap Value Fund	March 11, 2011
S-6466-152 A (2/11)

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